RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES

	US Dollars
Figures in millions	2023	2022	2021

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Associate - Rand Refinery (Pty) Ltd	—	—	7

Purchases and services acquired from related parties
Associate - Rand Refinery (Pty) Ltd	12	14	14

Outstanding balances arising from sale of goods and services due by related parties
Associate - Rand Refinery (Pty) Ltd	—	—	7

Amounts owed to/due by related parties above are unsecured and non-interest bearing.

Short-term loan advanced to related parties
Joint venture - Kibali Goldmines S.A.	148	—	—

Long-term loan advanced to related parties
Joint venture - Kibali Goldmines S.A.	358	—	—
Key management remuneration
Key management remuneration includes executive and non-executive directors as well as executive management that held office in the current year.

US Dollar thousands						2023	2022	2021
	Base salary	Pension scheme benefits	Other benefits(2)	DSP awards	Buy-out share awards on recruitment (3)	Total (1)	Total	Total
Executive directors	2,201	452	876	5,807	563	9,899	8,764	5,636

(1)Remuneration for executive directors has been disclosed for the full 2023 financial year - this includes both AngloGold Ashanti Limited prior to the completion of the corporate restructuring and AngloGold Ashanti plc after the completion of the corporate restructuring.
(2)Other benefits include family health insurance, group life insurance, cash in lieu of dividends, social security and a relocation allowance.
(3)Buy-out awards granted to executive directors are in respect of incentive arrangements that were forfeited from previous employer.

US Dollar thousands					2023	2022	2021
	Base salary	Pension scheme benefits	Other benefits(2)	DSP awards	Total (1)	Total	Total
Executive management	3,435	508	1,729	6,357	12,029	14,314	14,289

(1)Remuneration for executive management has been disclosed for the full 2023 financial year - this includes both AngloGold Ashanti Limited prior to the completion of the corporate restructuring and AngloGold Ashanti plc after the completion of the corporate restructuring.
(2)Other benefits include family health insurance, group life insurance, cash in lieu of dividends, social security and a relocation allowance.

US Dollar thousands				2023	2022	2021
	Director fees (1)	Committee fees (2)	Travel allowance	Total	Total	Total
Non-executive directors	1,454	640	174	2,268	2,151	2,151

(1) Includes the annual base fee paid to non-executive directors as well as fees paid for special Board meetings.
(2) Includes the fee paid to the individual for their committee membership and committee chairperson role, where applicable, as well as fees paid for special committee meetings.
The table includes fees paid by AngloGold Ashanti Limited prior to the completion of the corporate restructuring on 25 September 2023 and payments made by
AngloGold Ashanti plc after this date.